Significant Accounting Policies (Details) - USD ($)		3 Months Ended
	Jul. 12, 2021	Mar. 31, 2022	Dec. 31, 2021
Significant Accounting Policies (Details) [Line Items]
Purchase of aggregate			14,437,500
Sale of ordinary shares		14,375,000
Federal depository insurance company coverage		$ 250,000,000
IPO
Significant Accounting Policies (Details) [Line Items]
Sale of ordinary shares	14,375,000	14,375,000